Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Feb. 29, 2016	Mar. 31, 2016	Apr. 30, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000090341
Account Value [Line Items]
Line Graph and Table Measure Name													Class 1
Accumulated Value	$ 10,000	$ 9,163	$ 8,957	$ 9,494	$ 9,554	$ 9,871	$ 9,773	$ 10,231	$ 10,068	$ 10,163	$ 9,959	$ 10,049		$ 10,077	$ 10,599	$ 10,916	$ 11,116	$ 11,575	$ 11,919	$ 11,938	$ 12,224	$ 12,365	$ 12,618	$ 13,101	$ 13,467	$ 13,598	$ 14,842	$ 14,372	$ 14,114	$ 14,194	$ 14,874	$ 15,118	$ 15,584	$ 16,266	$ 16,266	$ 14,637	$ 15,069	$ 13,669	$ 15,142	$ 15,808	$ 16,260	$ 17,082	$ 16,458	$ 17,499	$ 17,844	$ 17,467	$ 17,149	$ 17,497	$ 18,398	$ 18,781	$ 19,293	$ 18,109	$ 15,989	$ 18,610	$ 20,017	$ 20,977	$ 22,340	$ 23,843	$ 23,251	$ 22,913	$ 25,602	$ 26,933	$ 26,423	$ 26,984	$ 26,532	$ 28,423	$ 27,793	$ 29,538	$ 30,577	$ 31,579	$ 29,888	$ 32,154	$ 30,484	$ 31,046	$ 26,883	$ 25,959	$ 26,705	$ 22,734	$ 21,370	$ 19,764	$ 22,213	$ 21,295	$ 19,049	$ 19,807	$ 20,781	$ 19,545	$ 21,108	$ 20,509	$ 21,838	$ 21,969	$ 22,428	$ 23,813	$ 24,287	$ 23,678	$ 22,441	$ 22,173	$ 24,895	$ 26,092	$ 26,607	$ 28,350	$ 28,814	$ 27,360	$ 28,371	$ 29,536	$ 28,836	$ 29,907	$ 30,860	$ 30,535	$ 32,753	$ 31,649	$ 32,861	$ 31,303	$ 28,447	$ 29,301	$ 32,418	$ 35,047	$ 36,262	$ 36,437	$ 37,933	$ 38,155	$ 37,455	$ 36,564
C000090342
Account Value [Line Items]
Line Graph and Table Measure Name													Class 2
Accumulated Value	10,000	9,161	8,953	9,485	9,547	9,862	9,760	10,216	10,052	10,141	9,939	10,024		10,052	10,569	10,884	11,081	11,533	11,881	11,895	12,172	12,308	12,560	13,040	13,403	13,529	14,761	14,295	14,033	14,111	14,785	15,022	15,486	16,153	16,153	14,535	14,954	13,567	15,024	15,680	16,126	16,938	16,320	17,347	17,680	17,302	16,986	17,327	18,215	18,592	19,098	17,923	15,817	18,410	19,797	20,741	22,086	23,587	23,001	22,659	25,311	26,622	26,115	26,661	26,213	28,070	27,444	29,156	30,181	31,165	29,484	31,716	30,064	30,607	26,503	25,585	26,312	22,399	21,048	19,470	21,872	20,972	18,757	19,492	20,440	19,221	20,759	20,169	21,475	21,591	22,036	23,391	23,861	23,250	22,039	21,761	24,429	25,597	26,100	27,804	28,254	26,818	27,804	28,940	28,244	29,292	30,228	29,901	32,055	30,972	32,156	30,623	27,827	28,650	31,694	34,265	35,444	35,598	37,053	37,276	36,574	35,701
C000019816
Account Value [Line Items]
Line Graph and Table Measure Name													Class 2
Accumulated Value	10,000	9,030	8,927	9,596	9,777	10,046	10,085	10,536	10,486	10,590	10,233	10,794		10,765	11,188	11,778	11,828	12,169	12,281	12,435	12,639	12,674	13,103	13,418	13,734	13,900	14,772	14,395	14,338	14,128	14,842	14,995	15,123	16,348	16,235	14,332	14,411	12,918	14,569	15,696	15,894	16,487	16,259	17,599	18,129	17,511	16,839	16,680	17,894	17,959	18,544	17,648	14,816	17,434	19,567	20,141	21,730	23,138	23,252	23,516	26,903	29,211	28,803	29,355	27,484	29,001	27,598	29,726	29,841	31,042	29,185	30,789	27,894	27,738	22,598	22,345	22,507	19,165	17,653	16,816	19,356	18,698	16,936	17,918	18,576	17,240	19,082	18,566	19,153	18,941	19,082	20,317	20,570	19,801	18,647	17,321	19,103	20,712	20,631	22,200	22,889	21,836	22,474	22,474	22,878	23,557	24,296	23,830	26,553	24,468	25,531	24,033	21,856	22,261	23,931	24,984	25,205	26,184	26,031	26,102	26,377	25,786
C000019811
Account Value [Line Items]
Line Graph and Table Measure Name													Class 2
Accumulated Value	10,000	9,767	9,767	10,199	10,210	10,308	10,363	10,593	10,588	10,588	10,459	10,644		10,767	10,891	11,155	11,155	11,234	11,329	11,365	11,504	11,533	11,655	11,802	12,009	12,086	12,464	12,145	11,945	11,945	12,164	12,212	12,488	12,780	12,778	12,180	12,384	11,735	12,391	12,608	12,852	13,120	12,769	13,297	13,395	13,443	13,519	13,656	13,909	14,100	14,265	13,716	12,926	13,965	14,378	14,561	15,134	15,718	15,319	15,041	16,069	16,439	16,244	16,439	16,793	17,426	17,502	17,808	18,150	18,498	17,820	18,618	18,568	19,068	18,261	17,845	17,998	16,764	16,789	15,915	16,859	16,263	15,168	15,795	16,478	15,822	16,592	16,126	16,680	16,861	16,813	17,410	17,710	17,493	16,766	16,421	17,675	18,465	18,633	19,127	19,555	18,801	19,536	20,090	20,416	20,851	21,254	20,881	21,776	21,210	21,509	21,520	20,760	20,621	21,253	21,992	22,260	22,613	23,226	23,638	23,721	23,646
C000103128
Account Value [Line Items]
Line Graph and Table Measure Name													Class 1
Accumulated Value	10,000	9,404	9,408	10,196	10,280	10,452	10,288	10,731	10,795	10,859	10,680	11,247		11,252	11,677	11,897	11,902	12,066	12,254	12,258	12,429	12,404	12,720	12,996	13,368	13,584	14,257	13,795	13,529	13,619	13,935	13,996	14,509	14,720	14,725	13,704	13,987	12,643	13,848	14,254	14,559	15,165	14,237	15,176	15,604	15,366	15,548	15,661	16,294	16,664	16,545	15,347	13,044	14,676	15,730	15,855	16,611	17,927	17,399	17,146	19,272	20,218	19,690	20,287	21,110	22,618	22,605	23,119	23,998	24,577	23,369	24,555	24,092	25,286	23,412	22,566	23,159	21,387	21,018	19,478	21,636	20,697	18,720	19,876	21,131	20,074	21,907	21,293	21,780	21,844	21,916	23,568	24,323	23,950	22,450	21,440	23,941	25,461	25,608	27,050	27,726	26,128	26,687	27,010	28,022	28,558	29,040	28,624	30,408	29,368	30,539	29,324	27,343	26,653	28,230	29,850	30,458	30,984	31,156	31,437	31,315	31,425
C000019825
Account Value [Line Items]
Line Graph and Table Measure Name													Class 2
Accumulated Value	10,000	9,405	9,405	10,192	10,271	10,439	10,275	10,713	10,777	10,836	10,659	11,223		11,223	11,646	11,864	11,864	12,024	12,210	12,210	12,381	12,356	12,665	12,939	13,302	13,517	14,184	13,721	13,457	13,541	13,855	13,910	14,418	14,621	14,626	13,605	13,885	12,551	13,743	14,144	14,440	15,039	14,116	15,044	15,467	15,226	15,405	15,516	16,135	16,500	16,376	15,189	12,907	14,521	15,554	15,683	16,421	17,722	17,196	16,940	19,036	19,966	19,447	20,026	20,835	22,324	22,304	22,809	23,665	24,232	23,034	24,196	23,736	24,912	23,062	22,226	22,800	21,049	20,680	19,170	21,285	20,357	18,403	19,543	20,772	19,729	21,523	20,913	21,391	21,444	21,514	23,132	23,862	23,497	22,019	21,020	23,478	24,957	25,091	26,503	27,156	25,591	26,128	26,445	27,419	27,943	28,413	27,996	29,749	28,712	29,856	28,670	26,713	26,040	27,579	29,151	29,733	30,246	30,401	30,675	30,544	30,640
C000101966
Account Value [Line Items]
Line Graph and Table Measure Name													Class 1
Accumulated Value	10,000	8,759	8,448	9,034	9,391	9,632	9,874	10,696	10,836	10,912	10,175	11,001		10,810	11,357	11,585	11,725	12,030	11,954	12,449	12,629	12,525	13,126	13,401	13,649	13,636	14,433	14,499	14,747	14,773	15,924	16,198	16,272	18,048	17,747	15,685	15,771	13,837	15,241	16,258	16,072	16,816	15,871	17,103	17,120	16,227	15,553	16,008	17,188	17,339	17,828	16,413	13,430	15,823	18,249	19,109	20,359	22,001	21,769	21,859	25,270	27,413	28,055	28,841	27,609	29,431	28,038	29,948	30,008	31,271	30,409	32,634	29,867	29,587	24,716	25,016	25,097	21,428	19,985	18,923	21,010	20,575	18,931	20,358	20,890	19,439	20,938	21,010	20,503	19,922	19,632	21,228	21,494	20,092	18,714	16,949	18,834	20,285	20,188	22,219	22,389	20,890	22,074	22,413	22,775	23,525	23,984	23,428	26,281	24,154	25,072	23,404	21,639	22,002	23,525	24,492	25,131	26,154	26,844	26,895	27,279	26,460
C000019826
Account Value [Line Items]
Line Graph and Table Measure Name													Class 2
Accumulated Value	10,000	8,762	8,446	9,030	9,381	9,626	9,848	10,671	10,813	10,891	10,154	10,969		10,775	11,318	11,551	11,680	11,978	11,900	12,404	12,575	12,468	13,068	13,334	13,587	13,561	14,347	14,413	14,653	14,680	15,825	16,092	16,167	17,923	17,615	15,567	15,655	13,738	15,114	16,123	15,933	16,679	15,728	16,957	16,959	16,077	15,402	15,852	17,011	17,149	17,634	16,232	13,290	15,644	18,049	18,897	20,129	21,728	21,507	21,599	24,963	27,059	27,684	28,456	27,243	29,026	27,666	29,541	29,583	30,827	29,956	32,134	29,417	29,126	24,334	24,625	24,708	21,077	19,667	18,609	20,644	20,214	18,620	20,011	20,517	19,101	20,543	20,619	20,113	19,556	19,252	20,821	21,099	19,708	18,342	16,621	18,468	19,885	19,758	21,757	21,934	20,442	21,605	21,934	22,288	22,997	23,452	22,896	25,704	23,604	24,489	22,870	21,125	21,479	22,946	23,907	24,526	25,520	26,191	26,218	26,594	25,788
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
ALLSPRING Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,436	9,433	10,097	10,159	10,341	10,362	10,774	10,801	10,818	10,584	11,058		11,274	11,486	11,913	11,921	12,047	12,171	12,280	12,512	12,536	12,842	13,122	13,521	13,656	14,375	13,846	13,568	13,619	14,004	14,095	14,563	15,074	15,099	13,988	14,268	12,940	14,051	14,545	14,757	15,346	14,353	15,361	15,590	15,272	15,540	15,874	16,478	16,954	16,935	15,549	13,410	15,187	15,999	16,364	17,294	18,546	17,871	17,485	19,613	20,495	20,404	21,042	21,796	22,919	23,024	23,592	23,991	24,675	23,568	25,161	24,778	25,754	24,239	23,628	24,395	22,206	22,176	20,321	22,227	21,397	19,413	21,005	22,102	20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,888	26,209	26,499	27,933	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,881	37,120	37,915	38,019	38,012
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,403	9,394	10,034	9,956	10,154	10,114	10,605	10,565	10,612	10,332	10,607		10,739	11,087	11,533	11,667	11,930	12,209	12,209	12,517	12,727	12,933	13,411	13,816	13,917	14,868	14,476	14,123	14,170	14,812	14,953	15,377	16,227	16,281	14,778	14,941	13,622	14,872	15,436	15,826	16,524	15,467	16,538	16,897	16,728	16,721	17,193	17,971	18,505	18,879	17,588	15,757	18,089	19,332	20,167	21,670	23,852	22,761	22,041	24,393	25,585	25,489	25,541	25,890	27,570	27,162	28,837	29,651	30,723	29,037	31,478	31,563	32,199	29,344	28,174	29,220	25,688	25,097	23,134	25,900	24,750	22,355	23,711	24,748	22,872	24,801	24,508	26,040	26,265	27,394	29,288	30,295	29,955	28,309	27,818	30,827	32,298	33,013	35,285	35,923	34,340	36,386	38,724	38,233	38,971	40,047	39,897	42,590	42,781	43,649	42,019	38,504	39,171	42,585	45,262	46,932	47,549	49,976	51,703	50,836	50,545
ALLSPRING Index: Russell 3000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,403	9,394	10,034	9,956	10,154	10,114	10,605	10,565	10,612	10,332	10,607		10,739	11,087	11,533	11,667	11,930	12,209	12,209	12,517	12,727	12,933	13,411	13,816	13,917	14,868	14,476	14,123	14,170	14,812	14,953	15,377	16,227	16,281	14,778	14,941	13,622	14,872	15,436	15,826	16,524	15,467	16,538	16,897	16,728	16,721	17,193	17,971	18,505	18,879	17,588	15,757	18,089	19,332	20,167	21,670	23,852	22,761	22,041	24,393	25,585	25,489	25,541	25,890	27,570	27,162	28,837	29,651	30,723	29,037	31,478	31,563	32,199	29,344	28,174	29,220	25,688	25,097	23,134	25,900	24,750	22,355	23,711	24,748	22,872	24,801	24,508	26,040	26,265	27,394	29,288	30,295	29,955	28,309	27,818	30,827	32,298	33,013	35,285	35,923	34,340	36,386	38,724	38,233	38,971	40,047	39,897	42,590	42,781	43,649	42,019	38,504	39,171	42,585	45,262	46,932	47,549	49,976	51,703	50,836	50,545
ALLSPRING Index: Russell 2500™ Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2500™ Growth Index
Accumulated Value	10,000	9,011	9,038	9,734	9,827	10,071	9,997	10,591	10,664	10,695	10,137	10,876		10,973	11,233	11,573	11,659	11,864	11,869	12,140	12,301	12,325	12,841	13,185	13,619	13,656	14,338	13,868	13,981	13,892	14,631	14,754	15,030	16,046	15,811	13,912	14,175	12,637	14,141	15,073	15,036	15,562	14,528	15,659	15,903	15,451	15,161	15,550	16,609	16,763	16,781	15,643	12,871	14,935	16,494	17,101	18,037	18,849	18,704	18,925	21,682	23,547	24,205	24,965	24,133	24,980	24,286	25,589	25,035	25,662	24,685	25,951	24,614	24,735	21,471	21,536	21,691	19,214	18,748	17,450	19,441	19,072	17,429	18,846	19,406	18,251	20,078	19,761	19,446	19,200	19,179	20,693	21,384	20,514	19,278	17,940	19,530	21,706	21,215	22,935	23,553	21,798	22,682	22,560	23,935	23,749	24,137	24,077	26,942	24,723	25,669	23,960	22,053	21,982	23,422	24,548	25,123	26,442	27,182	27,877	27,498	27,272
ALLSPRING Index: Index Asset Allocation Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name													Index Asset Allocation Blended Index
Accumulated Value	10,000	9,787	9,814	10,220	10,240	10,350	10,457	10,706	10,691	10,687	10,523	10,644		10,766	10,898	11,179	11,185	11,285	11,410	11,445	11,594	11,665	11,770	11,929	12,142	12,238	12,592	12,275	12,134	12,123	12,342	12,388	12,644	12,930	12,926	12,371	12,566	11,994	12,593	12,822	13,069	13,372	12,988	13,585	13,696	13,752	13,860	14,044	14,333	14,560	14,699	14,129	13,245	14,298	14,692	14,873	15,444	16,042	15,686	15,376	16,407	16,771	16,605	16,759	17,096	17,695	17,794	18,089	18,445	18,768	18,163	18,922	18,901	19,370	18,622	18,239	18,418	17,226	17,257	16,342	17,350	16,754	15,596	16,267	16,987	16,364	17,145	16,734	17,296	17,495	17,460	18,099	18,423	18,208	17,527	17,221	18,404	19,153	19,325	19,842	20,276	19,591	20,288	20,806	21,140	21,556	21,936	21,608	22,436	21,977	22,389	22,407	21,670	21,637	22,365	23,160	23,435	23,819	24,422	24,825	24,923	24,899
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
ALLSPRING Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	8,917	8,853	9,532	9,627	9,886	9,841	10,484	10,596	10,748	10,080	10,982		11,132	11,313	11,590	11,727	11,943	11,835	12,242	12,346	12,332	13,003	13,205	13,584	13,599	14,129	13,727	13,912	13,926	14,802	14,918	15,175	16,119	15,742	13,750	13,965	12,334	13,758	14,646	14,448	14,888	13,784	14,845	14,990	14,343	14,226	14,630	15,492	15,847	15,672	14,541	11,764	13,516	14,793	15,362	15,889	16,822	16,461	16,586	19,511	21,335	22,363	23,102	22,375	22,863	22,210	23,251	22,404	22,812	21,937	22,964	21,843	21,939	18,999	19,082	19,169	16,817	16,500	15,478	17,211	17,049	15,516	16,988	17,265	16,157	17,764	17,571	17,138	16,939	16,942	18,347	19,204	18,205	17,004	15,692	17,121	19,171	18,556	20,064	20,625	19,037	20,056	20,023	21,662	21,422	21,707	21,419	24,045	22,077	22,775	21,233	19,623	19,497	20,749	21,971	22,345	23,666	24,650	25,447	25,273	24,949
ALLSPRING Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000	$ 8,917	$ 8,853	$ 9,532	$ 9,627	$ 9,886	$ 9,841	$ 10,484	$ 10,596	$ 10,748	$ 10,080	$ 10,982		$ 11,132	$ 11,313	$ 11,590	$ 11,727	$ 11,943	$ 11,835	$ 12,242	$ 12,346	$ 12,332	$ 13,003	$ 13,205	$ 13,584	$ 13,599	$ 14,129	$ 13,727	$ 13,912	$ 13,926	$ 14,802	$ 14,918	$ 15,175	$ 16,119	$ 15,742	$ 13,750	$ 13,965	$ 12,334	$ 13,758	$ 14,646	$ 14,448	$ 14,888	$ 13,784	$ 14,845	$ 14,990	$ 14,343	$ 14,226	$ 14,630	$ 15,492	$ 15,847	$ 15,672	$ 14,541	$ 11,764	$ 13,516	$ 14,793	$ 15,362	$ 15,889	$ 16,822	$ 16,461	$ 16,586	$ 19,511	$ 21,335	$ 22,363	$ 23,102	$ 22,375	$ 22,863	$ 22,210	$ 23,251	$ 22,404	$ 22,812	$ 21,937	$ 22,964	$ 21,843	$ 21,939	$ 18,999	$ 19,082	$ 19,169	$ 16,817	$ 16,500	$ 15,478	$ 17,211	$ 17,049	$ 15,516	$ 16,988	$ 17,265	$ 16,157	$ 17,764	$ 17,571	$ 17,138	$ 16,939	$ 16,942	$ 18,347	$ 19,204	$ 18,205	$ 17,004	$ 15,692	$ 17,121	$ 19,171	$ 18,556	$ 20,064	$ 20,625	$ 19,037	$ 20,056	$ 20,023	$ 21,662	$ 21,422	$ 21,707	$ 21,419	$ 24,045	$ 22,077	$ 22,775	$ 21,233	$ 19,623	$ 19,497	$ 20,749	$ 21,971	$ 22,345	$ 23,666	$ 24,650	$ 25,447	$ 25,273	$ 24,949